RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of transactions between related parties [abstract]
Consulting and directors fees	$ 603,500	$ 407,525	$ 379,890
Share-based compensation	890,418	0	576,000
Interest expense	5,174	18,537	9,147
key management personnel compensation	$ 1,499,092	$ 426,062	$ 965,037